Debt - Schedule of Maturities of Debt Financings (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Maturities of Long-term Debt [Abstract]
2026	$ 6,219,771
2027	7,349,675
2028	9,312,710
2029	4,836,895
2030	2,108,120
Thereafter	13,979,091
Total outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 43,806,262